Investment and Fair Value Measurement (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 30, 2021
Investment and Fair Value Measurement (Details) [Line Items]
Voting rights description	Each Class A share of Libra is entitled to 1 vote while each Class B share of Libra is entitled to 10 votes.
Ownership interest	97.27%
Series of Individually Immaterial Business Acquisitions [Member]
Investment and Fair Value Measurement (Details) [Line Items]
Voting interest	31.51%
Series of Individually Immaterial Business Acquisitions [Member] | Libra [Member]
Investment and Fair Value Measurement (Details) [Line Items]
Voting interest	31.51%
Libra [Member]
Investment and Fair Value Measurement (Details) [Line Items]
Ownership interest	97.27%
Libra [Member] | Series of Individually Immaterial Business Acquisitions [Member]
Investment and Fair Value Measurement (Details) [Line Items]
Voting interest		48.33%